DERIVATIVE FINANCIAL INSTRUMENTS, Effect on Statement of Operations (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)		$ (354)	$ (1,603)	$ (262)
Fair Value Hedge Designation [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	(519)	(242)	0
Fair Value Hedge Designation [Member] | Interest Rate Swap [Member] | Interest and Fees on Loans [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	(534)	(242)	0
Fair Value Hedge Designation [Member] | Interest Rate Swap [Member] | Interest on Securities Available for Sale - Tax-exempt [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	15	0	0
Cash Flow Hedge Designation [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)		(354)	(1,603)	(262)
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)		(2,539)	425	237
Gain (Loss) Recognized in Income	[1]	0	0	(12)
Cash Flow Hedge Designation [Member] | Interest-Rate Cap Agreements [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)		125	(1,211)	(340)
Cash Flow Hedge Designation [Member] | Interest-Rate Cap Agreements [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)		(1,885)	363	206
Gain (Loss) Recognized in Income	[1]	0	0	0
Cash Flow Hedge Designation [Member] | Fixed Income Interest Rate [Member] | Interest Rate Swap [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)		(479)	(392)	78
Cash Flow Hedge Designation [Member] | Fixed Income Interest Rate [Member] | Interest Rate Swap [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)		(654)	62	31
Gain (Loss) Recognized in Income	[1]	0	0	(12)
No Hedge Designation [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	4,989	960	(263)
No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member] | Net Gains on Mortgage Loans [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	5,608	725	157
No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member] | Net Gains on Mortgage Loans [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	(791)	233	(420)
No Hedge Designation [Member] | Interest-Rate Cap Agreements [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	(57)	0	0
No Hedge Designation [Member] | Purchased Options [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	(99)	25	(206)
No Hedge Designation [Member] | Written Options [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	97	(23)	206
No Hedge Designation [Member] | Fixed Income Interest Rate [Member] | Interest Rate Swap [Member] | Interest Income [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	(6,059)	(4,046)	113
No Hedge Designation [Member] | Fixed Income Interest Rate [Member] | Interest Rate Swap [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	231	0	0
No Hedge Designation [Member] | Variable Income Interest Rate [Member] | Interest Rate Swap [Member] | Interest Income [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	$ 6,059	$ 4,046	$ (113)

[1]	For cash flow hedges, this location and amount refers to the ineffective portion.